SECURITIES	12 Months Ended
Jun. 30, 2013
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
NOTE B - SECURITIES

The following table summarizes the amortized cost and fair value of the available for sale securities and held to maturity investment securities portfolio at June 30, 2013 and 2012 and the corresponding amounts of gross unrealized or unrecognized gains and losses. Unrealized gains or losses apply to available-for-sale securities and are recognized in accumulated other comprehensive income, while unrealized gains or losses on held-to-maturity securities are not recognized in the financial statements. The gains and losses are as follows:

	2013
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities
Agency mortgage-backed:residential	$162	$4	$-	$166
FHLMC stock	8	31	-	39
	$170	$35	$-	$205

Held-to-maturity Securities
Agency mortgage-backed: residential	$5,341	$210	$49	$5,502
Agency bonds	6,891	-	39	6,852
	$12,232	$210	$88	$12,354

	2012
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value

Available-for-sale Securities
Agency mortgage-backed:residential	$185	$4	$-	$189

Held-to maturity Securities
Agency mortgage-backed:residential	$4,756	$388	$-	$5,144

The amortized cost and estimated fair value of securities as of June 30, 2013 and 2012, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Securities without a single maturity, primarily mortgage-backed, are shown separately.

	2013		2012
(in thousands)	Estimated fair value	Amortized cost	Estimated fair value	Amortized cost

Available-for-sale Securities
Agency mortgage-backed:residential	$166	$162	$189	$185
FHLMC stock	39	8	—	—
	$205	$170	$189	$185

Held-to-maturity Securities
Agency mortgage-backed: residential	$5,502	$5,341	$5,144	$4,756
Agency bonds	6,852	6,891	-	-
	$12,354	$12,232	$5,144	$4,756

The amortized cost and fair value of held-to-maturity agency bonds at June 30, 2013, are shown by contractual maturity. Expected maturities may differ from contractual maturities if borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

(in thousands)	Amortized Cost	Fair Value

Within one year	$1,535	$1,535
One to five years	5,356	5,317
	$6,891	$6,852

There were no sales of securities during the fiscal years ended June 30, 2013 or 2012. At June 30, 2013 the Company had $7.6 million in securities with unrealized losses (all of which were less than 12 months), while at June 30, 2012, the Company had no securities with unrealized losses.

At June 30, 2013, pledged securities totaled $3.1 million, while there are no pledged securities at June 30, 2012.